Nature of Expenses (Summary of Detailed Information about Expenses by Nature) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of expenses [Line Items]
Total	$ 26,311	$ 27,075
Purchased and produced raw materials and product for resale [Member]
Disclosure of expenses [Line Items]
Total	16,635	18,747
Depreciation and amortization [Member]
Disclosure of expenses [Line Items]
Total	2,169	2,012
Employee costs [Member]
Disclosure of expenses [Line Items]
Total	2,858	2,968
Freight [Member]
Disclosure of expenses [Line Items]
Total	1,171	1,094
Impairment of assets [Member]
Disclosure of expenses [Line Items]
Total	774	780
Acquisition and integration related costs [Member]
Disclosure of expenses [Line Items]
Total	49	46
Contract Services [Member]
Disclosure of expenses [Line Items]
Total	753	745
Lease expense [Member]
Disclosure of expenses [Line Items]
Total	103	93
Fleet fuel, repairs and maintenance [Member]
Disclosure of expenses [Line Items]
Total	369	359
COVID-19 [Member]
Disclosure of expenses [Line Items]
Total	0	8
Gain On Disposal Of Investment [Member]
Disclosure of expenses [Line Items]
Total	0	19
Other [Member]
Disclosure of expenses [Line Items]
Total	877	638
Provincial Mining [Member]
Disclosure of expenses [Line Items]
Total	398	1,149
Loss on Blue Chip Swaps [Member]
Disclosure of expenses [Line Items]
Total	92	0
ARO/ERL non-sccretion expense [Member]
Disclosure of expenses [Line Items]
Total	143	15
Gain on Amendments to Other post-tetirement pension plans [Member]
Disclosure of expenses [Line Items]
Total	$ 80	$ 0